CIRR-system	6 Months Ended
Jun. 30, 2023
CIRR-system
CIRR-system

Note 7. CIRR-system

Pursuant to the company’s assignment as stated in its owner instruction issued by the Swedish government, SEK administers credit granting in the Swedish system for officially supported export credits (CIRR-system). SEK receives compensation from the Swedish government in the form of an administrative compensation, which is calculated based on the principal amount outstanding.

The administrative compensation paid by the state to SEK is recognized in the CIRR-system as administrative remuneration to SEK. Refer to the following tables of the statement of comprehensive income and statement of financial positions for the CIRR-system, presented as reported to the owner. Interest expenses includes interest expenses for loans between SEK and the CIRR-system which reflects the borrowing cost for the CIRR-system. Interest expenses for derivatives hedging CIRR-loans are also recognized as interest expenses, which differs from SEK’s accounting principles. Arrangement fees to SEK are recognized together with other arrangement fees as interest expenses.

In addition to the CIRR-system, SEK administers the Swedish government’s previous concessionary credit program according to the same principles as the CIRR-system. No new lending is being offered under the concessionary credit program. As of June 30, 2023, concessionary loans outstanding amounted to Skr 249 million (year-end 2022: Skr 361 million) and operating profit for the program amounted to Skr -10 million (1H22: Skr -9 million) for the period January-June 2023. SEK’s administrative compensation for administrating the concessionary credit program amounted to Skr 455 thousand (1H22: Skr 424 thousand).

Statement of Comprehensive Income for the CIRR-system

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2023	2023	2022	2023	2022	2022
Interest income	577	551	556	1,128	1,113	2,231
Interest expenses	-485	-462	-517	-947	-1,030	-2,012
Interest compensation	—	—	2	—	2	2
Exchange-rate differences	1	0	1	1	2	3
Profit before compensation to SEK	93	89	42	182	87	224
Administrative remuneration to SEK	-66	-61	-58	-127	-114	-236
Operating profit CIRR-system	27	28	-16	55	-27	-12
Reimbursement to (–) / from (+) the State	-27	-28	16	-55	27	12

Statement of Financial Position for the CIRR-system

	June 30,	December 31,
Skr mn	2023	2022
Cash and cash equivalents	24	1
Loans	101,790	94,241
Derivatives	8,351	8,571
Other assets	220	218
Prepaid expenses and accrued revenues	2,728	1,597
Total assets	113,113	104,628

Liabilities	110,975	103,336
Derivatives	—	—
Accrued expenses and prepaid revenues	2,138	1,292
Total liabilities	113,113	104,628

Commitments
Committed undisbursed loans	45,152	56,265
Binding offers	—	—